Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Pharvaris N.V.
Entity Central Index Key	0001830487
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	33,151,881
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	P7
Entity File Number	001-40010
Entity Address, Address Line One	J.H. Oortweg 21
Entity Address, Postal Zip Code	2333 CH
Entity Address, City or Town	Leiden
Entity Address Country	NL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Ordinary shares, par value €0.12 per share
Trading Symbol	PHVS
Security Exchange Name	NASDAQ
Auditor Firm ID	1395
Auditor Name	PricewaterhouseCoopers Accountants N.V.
Auditor Location	Eindhoven, The Netherlands
Business Contact [member]
Document Information [Line Items]
Entity Address, Address Line One	J.H. Oortweg 21
Entity Address, Postal Zip Code	2333 CH
Entity Address, City or Town	Leiden
Entity Address Country	NL
Contact Personnel Name	Berndt Modig
City Area Code	+31
Local Phone Number	71 203 6410